Schedule of investments
Delaware Ivy International Value Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ – 96.73%
Denmark − 5.42%
Novo Nordisk Class B	68,250	$ 7,569,711
		7,569,711
Finland − 0.01%
Nokia	3,500	16,283
		16,283
France − 17.10%
Air Liquide	46,750	6,276,812
Amundi #	250	13,676
Bouygues	400	12,307
Danone	98,670	5,507,149
Euroapi †	9	142
Orange	288,050	3,386,892
Publicis Groupe	53,780	2,629,699
Rexel	1,100	16,917
Sanofi	210	21,201
Schneider Electric *	100	11,831
Sodexo	85,280	5,993,097
Technip Energies ADR	1,000	12,390
		23,882,113
Germany − 13.86%
adidas AG	32,090	5,675,182
BASF	310	13,490
Covestro #	500	17,281
Fresenius Medical Care AG & Co.	105,740	5,277,891
Knorr-Bremse	42,600	2,429,454
SAP	65,180	5,937,787
Siemens	130	13,227
		19,364,312
Hong Kong − 0.02%
Galaxy Entertainment Group	4,000	23,857
		23,857
Japan − 11.59%
Asahi Group Holdings	45,600	1,493,897
Bridgestone	532	19,409
Fukuoka Financial Group	700	12,609
Honda Motor	1,000	24,270
Iida Group Holdings	900	13,857
Isuzu Motors	1,000	11,063
Kao	133,500	5,384,080
KDDI	86,900	2,747,008
Komatsu	800	17,736
Lawson	500	16,657
Makita	121,500	3,028,545
Mitsui & Co.	800	17,656
Panasonic Holdings	1,000	8,082
Seven & i Holdings	86,700	3,365,632
Sumitomo Mitsui Financial Group	400	11,887
	Number of shares	Value (US $)
Common Stocks (continued)
Japan (continued)
Suzuki Motor	500	$ 15,714
		16,188,102
Netherlands − 4.49%
Koninklijke Ahold Delhaize	241,000	6,278,541
		6,278,541
Spain − 6.04%
Amadeus IT Group †	151,320	8,429,889
		8,429,889
Sweden − 9.43%
Essity Class B	227,990	5,952,846
H & M Hennes & Mauritz Class B *	238,060	2,842,827
Securitas Class B *	507,630	4,372,771
		13,168,444
Switzerland − 15.60%
Nestle	79,370	9,265,168
Novartis	200	16,938
Roche Holding	17,440	5,819,423
Swatch Group	28,160	6,681,234
		21,782,763
United Kingdom − 13.17%
Diageo	180,640	7,763,325
Intertek Group	75,950	3,888,613
J Sainsbury	5,790	14,378
John Wood Group †	8,270	15,705
Smith & Nephew	476,390	6,654,462
Tesco	5,630	17,510
Travis Perkins	1,020	12,014
Vodafone Group	15,000	23,128
		18,389,135
Total Common Stocks (cost $161,794,222)		135,093,150

Exchange-Traded Funds – 2.43%
iShares MSCI EAFE ETF *	6,920	432,431
iShares Trust iShares ESG Aware MSCI EAFE ETF *	42,270	2,652,865
Vanguard FTSE Developed Markets ETF	7,520	306,816
Total Exchange-Traded Funds (cost $3,634,540)		3,392,112

NQ-IV951 [6/22] 8/22 (2383635)    1

Schedule of investments
Delaware Ivy International Value Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments – 0.00%
Money Market Mutual Fund – 0.00%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	6,687	$ 6,687
Total Short-Term Investments (cost $6,687)		6,687
Total Value of Securities Before Securities Lending Collateral−99.16% (cost $165,435,449)		138,491,949

Securities Lending Collateral – 2.74%
Money Market Mutual Fund − 2.74%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	3,822,034	3,822,034
Total Securities Lending Collateral (cost $3,822,034)		3,822,034
Total Value of Securities−101.90% (cost $169,257,483)		142,313,983■
Obligation to Return Securities Lending Collateral — (2.74%)	(3,822,031)
Receivables and Other Assets Net of Liabilities — 0.84%	1,166,989
Net Assets Applicable to 9,465,007 Shares Outstanding — 100.00%	$139,658,941
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $30,957, which represents 0.02% of the Fund's net assets.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $5,983,556 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $2,601,117.
2    NQ-IV951 [6/22] 8/22 (2383635)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	JPY	88,425	USD	646	7/1/22	$—	$(6)
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
MSCI – Morgan Stanley Capital International
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar
NQ-IV951 [6/22] 8/22 (2383635)    3